Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Warrant Liability

	December 31, 2018		December 31, 2017
	Number of Warrants	Amount	Number of Warrants	Amount
Opening Balance	4,933,231	$17,849,460	2,581,703	$2,365,691
Issue of warrants expiring, March 16, 2019	—	—	357,787	572,326
Issue of warrants expiring, March 16, 2021	—	—	357,787	725,484
Issue of warrants expiring, June 29, 2022	—	—	1,983,521	3,364,118
Issue of warrants expiring, August 24, 2022	—	—	563,067	822,372
Issue of warrants expiring, December 5, 2022	—	—	1,533,333	5,223,686
Issue of warrants expiring, April 10, 2023	1,295,554	5,212,087	—	—
Issue of warrants expiring, August 10, 2023	7,679,574	6,297,251
Warrants exercised during the year	(6,500)	(28,949)	(1,755,141)	(7,953,581)
Warrants expired during the year	—		(688,826)	—
Foreign exhange adjustment during the year		(984,462)	—	305,475
Fair value adjustment during the year		(17,095,220)		12,423,889

Ending Balance	13,901,859	$11,250,167	4,933,231	$17,849,460